Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) [Abstract]
Stock dividend declared, percentage	5.00%	5.00%